ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 26, 2021	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”)

File Number: 811-09599

Amendment No. 29 (the “Amendment”) to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is the Amendment to the registration statement on Form N-1A, which is being filed pursuant to (1) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder and (2) General Instructions B and C to Form N-1A.

Sincerely yours,

/s/ Adam M. Schlichtmann
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